INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventories

	December 31,
	2020	2021
	RMB	RMB

Crude oil and other raw materials	60,379	109,940
Work in progress	13,066	15,701
Finished goods	78,481	84,174
Spare parts and consumables	3,372	2,515
	155,298	212,330
Less: Allowance for diminution in value of inventories	(3,107)	(4,897)
	152,191	207,433

Schedule of allowance for diminution in value of inventories

	2019	2020	2021
	RMB	RMB	RMB

Balance as at January 1	6,401	2,597	3,107
Allowance for the year	1,616	11,689	3,148
Reversal of allowance	(199)	(333)	(18)
Written off	(5,233)	(10,795)	(1,300)
Others	12	(51)	(40)
Balance as at December 31	2,597	3,107	4,897